Finacial Liabilities Value (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 31, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block] [Abstract]
Aggregate proceeds			$ 5,415
Converted shares of common stock			2,804	2,611
Conversion rate, description		the loan amount under the convertible loan agreements converted into Ordinary Shares at a conversion rate equal to a discount of 20% from the per share price of the Company’s Ordinary Shares in the IPO. Additionally, the investors will received warrants to purchase the company’s Ordinary Shares with an exercise price equal to the public offering price in the IPO with 50% warrant coverage, such that each investor received warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the convertible loan, which will be exercisable for 3 years after the initial public offering	conversion rate equal to the lower of (i) Company valuation cap of 35,000, or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event.	conversion rate equal to the lower of (i) Company valuation cap of 70,000 , or (ii) a discount of 30% from the per share price of the Company’s Ordinary Share in the event of an initial public offering, merger, acquisition or other liquidity event. If an initial public offering, merger, acquisition, other liquidity event or dissolution event did not take place within 24 months from December 2020, then the subscription amount under such SAFEs were to convert into the company’s Ordinary Shares at a conversion price reflecting a company valuation of 70,000. In addition, if the subscription amounts under the SAFEs were converted to Ordinary Shares in connection with an initial public offering, then the Company was to issue the SAFE investors warrants to purchase the Company’s Ordinary Shares with an exercise price equal to the public offering price in such offering with 50% warrant coverage, such that each investor was to receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for 3 years after the initial public offering.
Public offering price, description				public offering price in such offering, as follows: (i) investors representing an aggregate of 1,426 of the SAFEs were to receive 75% warrant coverage, such that each investor will receive warrants to purchase 3 additional ordinary shares for every 4 shares issued upon conversion of the SAFE, which were to be exercisable for 4 years after the initial public offering, and (ii) investors representing an aggregate of 1,378 of the SAFEs shall receive 50% warrant coverage such that each investor will receive warrants to purchase 2 additional Ordinary Shares for every four shares issued upon conversion of the SAFE, which were to be exercisable for three years after the initial public offering. If an initial public offering, merger and acquisition or other liquidity event did not take place within 24 months from December 2020, then the subscription amount under the SAFEs were to convert into Ordinary Shares of the Company as follows: (i) investors representing an aggregate of 1,426 of the SAFEs will convert at a conversion price reflecting a company valuation of 17,500, and (ii) investors representing an aggregate of 1,378 of the SAFE will convert at a conversion price reflecting a company valuation of 35,000.
Convertible loan	$ 3,053	$ 3,484	$ 3,484
Maturity date	Jul. 15, 2021	May 31, 2021
Interest rate		5.00%
Repaid loan	$ 431
Interest rate per year	5.00%